Investments in Associates and Other Companies (Details) - Schedule of Fair Value of these Equity Investments - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of these Equity Investments [Line Items]
Investment value	$ 4,340	$ 3,468
Stock exchange
Schedule of Fair Value of these Equity Investments [Line Items]
Investment value	4,328	3,451
Others
Schedule of Fair Value of these Equity Investments [Line Items]
Investment value	$ 12	$ 17